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Marathon Value Portfolio
FUND SUMMARY

Marathon Value Portfolio

(a series of Northern Lights Fund Trust III)

Supplement dated June 21, 2021 to the Prospectus dated February 1, 2021

Effective June 21, 2021, shareholders of the Marathon Value Portfolio (the “Fund”) approved Kovitz Investment Group Partners, LLC (“Kovitz”) as adviser to the Fund. Therefore, all references to Gratus Capital, LLC in the Fund’s prospectus are replaced with Kovitz. Additionally, effective June 21, 2021, Kovitz has agreed to reduce the Fund’s management fee from 1.10% to 0.99% of the Fund’s average daily net assets.

Accordingly, the following sections of the Fund’s prospectus have been supplemented or restated, as shown below.

The following replaces the “Fees and Expenses of the Fund” portion of the “Fund Summary” section of the Prospectus.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Redemption Fee	NONE

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.99%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

(1)	The Fund’s adviser, Kovitz Investment Group Partners, LLC (“Kovitz” or the “Adviser”) provides investment advisory services and pays most of the Fund’s expenses (with certain exceptions) in return for a “universal fee.”

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$101	$315	$547	$1,213

In addition, the “Investment Adviser” subsection of the section entitled “Management” on page 9 of the Prospectus is replaced with the following:

Investment Adviser

Kovitiz Investment Group Partners, LLC (“Kovitz”), 71 S. Wacker Dr., Suite 1860, Chicago, IL 60606 has served as investment adviser to the Fund since June 21, 2021. Kovitz is a registered investment adviser that provides investment advice primarily to high net worth individuals and institutional clients. The Adviser is an indirect wholly owned subsidiary of Focus Financial Partners, LLC. As of May 31, 2021, Kovitz had approximately $7.1 billion in assets under management.

The Adviser provides investment advisory services and pays most of the Fund’s expenses (with certain exceptions noted below) in return for a “universal fee.” For its services to the Fund, the Adviser is entitled to receive an annual fee equal to 0.99% of the Fund’s average daily net assets. The Fund, not the Adviser, pays the following expenses: brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), extraordinary or nonrecurring expenses, such as litigation, and any 12b-1 fees.

During the fiscal year ended September 30, 2020, the Fund incurred advisory fees in total of 1.10% of its average net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement will be included in the Fund’s annual report dated September 30, 2021.

Investment Adviser Portfolio Manager

As of June 21, 2021, Mitchell A. Kovitz, Jonathan A. Shapiro and Joel D. Hirsh have been primarily responsible for the day-to-day management of the Fund.

Portfolio Management Team:

•	Mitchell A. Kovitz, CFA, CPA, Portfolio Manager of the Fund as the Chief Executive Officer, Principal and Portfolio Manager of the Adviser since January 1, 2016 and the Portfolio Manager of the Fund since June 21, 2021.

•	Jonathan A. Shapiro, MBA, CFA, Portfolio Manager of the Fund as a Principal and Portfolio Manager of the Adviser since January 1, 2016 and the Portfolio Manager of the Fund since June 21, 2021.

•	Joel D. Hirsh, CFA, Portfolio Manager of the Fund as a Principal and Portfolio Manager of the Adviser since January 1, 2016 and the Portfolio Manager of the Fund since June 21, 2021.

The Fund’s Statement of Additional Information provides additional information about the Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares of the Fund.

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You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, dated February 1, 2021, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-788-6086.

Please retain this Supplement for future reference.

Marathon Value Portfolio

(a series of Northern Lights Fund Trust III)

Supplement dated June 21, 2021 to the Prospectus dated February 1, 2021

Effective June 21, 2021, shareholders of the Marathon Value Portfolio (the “Fund”) approved Kovitz Investment Group Partners, LLC (“Kovitz”) as adviser to the Fund. Therefore, all references to Gratus Capital, LLC in the Fund’s statement of additional information (“SAI”) are replaced with Kovitz. Additionally, effective June 21, 2021, Kovitz has agreed to reduce the Fund’s management fee from 1.10% to 0.99% of the Fund’s average daily net assets.

The following replaces the first and second paragraphs of the “Investment Adviser” section on page 14 of the SAI:

The Adviser. Kovitz is a Delaware limited liability company located at 71 S. Wacker Dr., Suite 1860, Chicago, IL 60606. Kovitz is a registered investment adviser that provides investment advice primarily to high net worth individuals and institutional clients. The Adviser is an indirect wholly owned subsidiary of Focus Financial Partners, LLC. As of May 31, 2021, Kovitz had approximately $7.1 billion in assets under management.

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser is responsible for managing the Fund’s investments, subject to oversight by the Board. The Adviser provides investment advisory services and pays most of the Fund’s expenses (with certain exceptions noted below) in return for a “universal fee.” For its services to the Fund, the Adviser is entitled to receive an annual fee equal to 0.99% of the Fund’s average daily net assets. The Fund, not the Adviser, pays the following expenses: brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), extraordinary or nonrecurring expenses, such as litigation, and any 12b-1 fees. The Agreement for the Fund was approved subject shareholder approval by the Board at a meeting held on February 16-17, 2021. A discussion regarding the basis for the Board’s most recent approval of the Agreement will be included in the Fund’s next semi-annual or annual report.

Additionally, the following replaces the “Portfolio Manager” section on page 15 of the SAI:

Portfolio Managers

The Adviser’s Investment Team is responsible for managing the Fund. The members of the Investment Team are: Mitchell A. Kovitz, Jonathan A. Shapiro, and Joel D. Hirsh (“Portfolio Managers”). As of October 31, 2020, the Portfolio Managers were responsible for managing the following types of accounts, in addition to the Fund (figures are approximate):

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Mitchell A. Kovitz	Investment Companies: 1 Pooled Investment Vehicles: 2 Other Accounts: 4,000	Investment Companies: $78 million Pooled Investment Vehicles: $202 million Other Accounts: $4 billion	Investment Companies: 0 Pooled Investment Vehicles: 2 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $202 million Other Accounts: $0
Jonathan A. Shapiro	Investment Companies: 1 Pooled Investment Vehicles: 2 Other Accounts: 4,000	Investment Companies: $78 million Pooled Investment Vehicles: $202 million Other Accounts: $4 billion	Investment Companies: 0 Pooled Investment Vehicles: 2 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $202 million Other Accounts: $0
Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Joel D. Hirsh	Investment Companies: 1 Pooled Investment Vehicles: 2 Other Accounts: 4,000	Investment Companies: $78 million Pooled Investment Vehicles: $202 million Other Accounts: $4 billion	Investment Companies: 0 Pooled Investment Vehicles: 2 Other Accounts: 0	Investment Companies: $0 Pooled Investment Vehicles: $202 million Other Accounts: $0

Compensation: Mr. Kovitz and Mr. Hirsh receive an annual base salary and other compensation from a separate company that provides management services to Adviser (the “Management Co.”), which receives a management fee from the Adviser. Mr. Kovitz and Mr. Hirsh each have ownership interests in the Management Co. They may receive distributions from the Management Co., which may come indirectly from profits generated by the Adviser. Mr. Shapiro receives a base salary and may receive performance compensation from the Adviser.

Certain Potential Conflicts of Interest: Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Fund as they use for other clients and because the Adviser manages assets for other clients. This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other clients. As a result, there may be circumstances under which the Fund and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various investments to other clients and do not purchase or sell the same investments for the Fund, or purchase or sell an investment for the Fund and do not include such investment in recommendations provided to other clients. This is because the Adviser’s portfolio recommendations among clients differ based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made. Each Portfolio Manager carries on investment activities for other clients and may also carry on investment activities for his own account(s) and/or the accounts of family members, and therefore will not be devoting all of his or her efforts to the management of the Fund. As a result of these activities, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

Ownership of Fund Shares: As of October 31, 2020, the Portfolio Managers owned shares of the Fund in the following ranges:

Portfolio Manager                      Dollar Range of Equity Securities in the Fund

Mitchell A. Kovitz                                $None

Jonathan A. Shapiro                             $None

Joel D. Hirsh                                        $None

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You should read this Supplement in conjunction with the Fund’s Statement of Additional Information, dated February 1, 2021, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-788-6086.

Please retain this Supplement for future reference.

Investment Objective
The investment objective of the Marathon Value Portfolio (the “Fund”) is to provide shareholders with long-term capital appreciation in a well-diversified portfolio.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Marathon Value Portfolio Marathon Value Portfolio
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Marathon Value Portfolio Marathon Value Portfolio
Management Fees	1.10%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.10%
[1]	The Fund's adviser, Gratus Capital, LLC ("Gratus" or the "Adviser") provides investment advisory services and pays most of the Fund's expenses (with certain exceptions) in return for a "universal fee."

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Marathon Value Portfolio | Marathon Value Portfolio | USD ($)	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks (including common stock equivalents such as rights and warrants) of U.S. companies that have potential “value” in the Adviser’s judgment. The Fund will invest in shares of companies that the Adviser believes will appreciate in value over time and that are either underpriced or reasonably priced in relation to their worth as a business. The Fund may purchase stock of a company that is labeled a “growth” company, provided that the Adviser believes that the company’s stock is selling at a reasonable price relative to its value. The Adviser intends for the Fund to provide investors with exposure to a wide number of industries. The Adviser’s decision to purchase a stock is made without regard to the market capitalization of the company or its weighting in any market index. The Fund may invest in companies of any market capitalization, which includes large-, mid-, and small-cap securities.

In valuing a company, the Adviser takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company’s business. The Fund may also purchase a company’s stock if the Adviser’s assessment of the private market value of the company (i.e., the price at which knowledgeable buyers and sellers would exchange a comparable business) exceeds, by a material amount, the price of the security.

The Fund also may invest in longer term debt securities (maturities greater than 270 days), convertible debt securities, real estate investment trusts (“REITs”), options and convertible preferred stocks. The Fund may invest in lower-rated debt securities of a company if the Adviser believes that the company’s junk bonds offer more potential for participating in the company’s long-term prospects than could be achieved by investing in the company’s other available securities. The Fund may invest up to 5% of its assets in junk bonds, rated at the time of purchase, BB/Ba or lower by S&P or Moody’s or, unrated, but determined to be of comparable quality by the Adviser. The Fund may retain securities that are subsequently downgraded or in default, or the Adviser may sell them in an orderly manner. The Fund also may invest up to 25% of its assets, measured at the time of purchase, in equity or debt securities of any maturity of foreign issuers, directly or through American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national markets and currencies.

The Fund intends to remain substantially invested in shares of common stock and preferred stock and other equity securities. If, however, the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available the Fund may invest up to 20% of its total assets, measured at the time of purchase, in money market funds, investment grade money market instruments, fixed income securities (including investment grade corporate bonds or notes, U.S. government or government agency securities and mortgage-backed securities), repurchase agreements, commercial paper, other short-term debt securities (maturities of 270 days or less) and cash equivalents. As a result of holding cash or cash equivalents, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may not achieve its investment objective when holding a substantial cash position.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Fixed Income Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Securities Risk. When the Fund invests in foreign securities (whether directly or through ADRs), including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. government securities and securities of domestic companies. These risks are heightened to the extent that the Fund invests in securities of foreign companies in emerging markets.

• Government Securities Risks. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

• Growth Risk. Growth-oriented securities purchased by the Fund may involve large price swings and potential for loss. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Investment Company Securities Risk. When the Fund invests in other investment companies, such as other mutual funds, ETFs or closed-end funds, it indirectly bears its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivatives by the underlying funds).

• Junk Bond Risk. To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate, liquidity and credit risks than funds that do not invest in such securities.

• Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Leveraged or Inverse ETF Risk. The NAV and market price of these ETFs is generally more volatile than the value of the tracked index (or sector, currency or other benchmark), or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment objectives than other funds that do not use such techniques.

• Management Risk. The Adviser’s investment approach may fail to produce the intended results.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Options Risk. The Fund may lose the entire put option premium paid if the underlying security does not decrease in value. The Fund may lose the entire call option premium paid if the underlying security does not increase in value.

• Preferred Stock Risk. Preferred stock may be subject to a number of risks, including that the issuer, under certain conditions, may skip or defer dividend payments for long periods of time. In addition, holders of preferred stock typically do not have any voting rights, except in cases when dividends are in arrears beyond stated time periods.

• REIT Risk. To the extent the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, changes in interest rates, and environmental problems.

• Small-Cap and Mid-Cap Risk. Stocks of small-capitalization and mid-capitalization companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small- and mid-cap stocks may be significantly more volatile than larger- cap stocks.

• Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.

Performance

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The Average Annual Total Returns table shows how the average annual returns of the Fund’s shares compare with those of a broad measure of market performance. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and a supplemental index. The information shown assumes reinvestments of dividends and distributions. Remember that past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund was reorganized on March 8, 2013 from a series of the Unified Series Trust, an Ohio business trust (the “Predecessor Fund”), to a series of Northern Lights Fund Trust III, a Delaware statutory trust (the “Reorganization”). The Predecessor Fund commenced operations on December 18, 2002. Shareholders of the Predecessor Fund received shares of the Fund in the Reorganization. The Predecessor Fund is the successor to the Marathon Value Portfolio, a series of the AmeriPrime Funds (the “Original Fund”), which commenced operations on March 12, 1998. The Adviser began providing investment advisory services to the Original Fund on March 28, 2000. The Fund is the continuation of the Predecessor Fund and has substantially the same investment objectives, strategies and investment policies as the Original Fund and the Predecessor Fund. Therefore, performance information includes performance of the Predecessor Fund.

Calendar Year Returns as of December 31

Best Quarter:	6/30/2020	17.81%
Worst Quarter:	3/31/2020	(21.34)%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Average Annual Total Returns - Marathon Value Portfolio		Label	1 Year	5 Years	10 Years
Marathon Value Portfolio		Return Before Taxes	13.49%	12.88%	10.89%
Marathon Value Portfolio | Return After Taxes on Distributions	[1],[2]		11.50%	11.44%	9.88%
Marathon Value Portfolio | Return After Taxes on Distributions and Sale of Fund Shares	[2],[3]		9.33%	10.10%	8.80%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	[4]		18.40%	15.22%	13.88%
Russell 1000 Value Total Return Index (reflects no deductions for fees, expenses, or taxes)	[5]		3.17%	9.57%	10.51%
[1]	"Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that Fund shares are still held at the end of the period.
[2]	After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
[3]	"Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[4]	The S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund's portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.
[5]	The Russell 1000 Value Total Return Index measures the performance of the large-cap segment of the U.S. equity universe and includes approximately 1,000 of the largest stocks based on a combination of market capitalization and current index membership. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear. Investors may not invest directly in an index

The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).